2. Acquisition (Details)	Jun. 30, 2015 USD ($)
Acquisition Details
Current Assets	$ 144,000
Property Plant and Equipment	118,100
Goodwill	115,400
Other Intangible Assets	1,210,000
Total Purchase Price	$ 1,587,500